Significant accounting policies: (Policies)	12 Months Ended
Dec. 31, 2012
Significant accounting policies:
Basis of presentation

(a)         Basis of presentation:

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and variable interest entities (“VIEs”) for which the Company is considered the primary beneficiary. All Intercompany balances and transactions have been eliminated on consolidation.

Interests in variable interest entities are consolidated by the Company if the Company is the primary beneficiary thereof.

In previously filed annual and interim financial statements in fiscal 2012 and 2011, the Company had identified Cummins Westport Inc. (“CWI”) as a variable interest entity and the Company’s interest as being that of the primary beneficiary upon adoption of Accounting Standards Update 2009-17, Consolidation (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, (“ASU 2009-17”) effective April 1, 2010. As a result, the Company consolidated CWI on a line by line basis in its consolidated financial statements reflecting its financial position, results of operations and cash flows.

Based on the Company’s ongoing review and adoption of the applicable accounting guidance in ASU 2009-17 and related interpretations, the Company concluded that CWI should be accounted for under the equity method because CWI continues to be a VIE but there is no primary beneficiary. Accordingly, commencing with the annual report for the year ended December 31, 2012, the Company is recording the results of CWI using the equity method and has restated its consolidated financial statements for the nine month period ended December 31, 2011 and the year ended March 31, 2011 on a similar basis. This restatement did not affect the reported amounts of net loss attributable to the Company, loss per share or shareholders’ equity but has impacted certain amounts disclosed. The Company’s interest in the net assets of CWI is now presented net on a single line in other long-term investments on the balance sheet, and the Company’s share of net earnings of CWI is reflected in income from investments accounted for by the equity method in the statement of operations. The assets, liabilities, revenues and expenses of CWI previously included on the balance sheet and statement of operations on a line by line basis are summarized in note 7(b). There was no cumulative effect from adoption of ASU 2009-17 at April 1, 2010.

The Company originally filed its consolidated financial statements for the year ended December 31, 2012 reflecting the restatement described above on or about March 7, 2013. Subsequent to the date of filing the 2012 annual consolidated financial statements, the Company has identified additional disclosures to assist in understanding the impact of the change in accounting for CWI. See notes 7(b) and 26 for the additional disclosures and the effect of the corrections on each financial statement line item for previously issued financial statements.

In addition, the Company identified amounts reclassified from foreign exchange loss (gain) to income from investment accounted for by the equity method for the nine month period ended December 31, 2011 ($2,040) and the year ended March 31, 2011 ($1,042) to be consistent with the revised presentation of CWI and revised the pro forma revenue amounts for these periods in notes 4(a) and (b). The Company also identified reclassifications in deferred income taxes from non-current to current ($5,639) for balances as at December 31, 2011 (note 20(b)) and segmented information related to long-lived assets information (note 24) allocated by geographic areas as at December 31, 2012 and December 31, 2011. Finally, certain typographical errors have been corrected to ensure consistency of presentation.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Foreign currency translation

(b)         Foreign currency translation:

The Company’s reporting currency for its consolidated financial statement presentation is the United States dollar.  The functional currency of the Company’s operations is the Canadian dollar except for OMVL and Emer which use the Euro and AFV which uses the Swedish Krona.  The Company translates financial statements denominated in a foreign currency into the reporting currency using the current rate method. All assets and liabilities are translated using the period end exchange rates.  Shareholders’ equity balances are translated using a weighted average of historical exchange rates.  Revenues and expenses are translated using the monthly average rate for the period. All resulting exchange differences are recognized in other comprehensive income.

Transactions that are denominated in currencies other than the functional currency of the Company or its subsidiaries are translated at the rate in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated at the exchange rate in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the statement of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive income until realized through disposal or impairment.

Except as otherwise noted, all amounts in these financial statements are presented in U.S. dollars. The year-end exchange rate of the Canadian dollar as at December 31, 2012 was $0.99 (December 31, 2011 - $1.02), and the average exchange rate for the year ended December 31, 2012 was $1.00 (nine month period ended December 31, 2011 - $1.01; year ended March 31, 2011 - $0.98). The year-end exchange rate of the Euro as at December 31, 2012 was 1.32 (December 31, 2011 - 1.30), and the average exchange rate for the year ended December 31, 2012 was 1.29 (nine month period ended December 31, 2011 – 1.40; July 2, 2010 to March 31, 2011 - 1.34). The year-end exchange rate of the Swedish Krona as at December 31, 2012 was 0.15 (December 31, 2011 - 0.15) and the average exchange rate for the year ended December 31, 2012 was 0.15 (October 12, 2011 to December 31, 2011 – 0.15).

Cash and cash equivalents

(c)          Cash and cash equivalents:

Cash and cash equivalents includes cash, term deposits, bankers acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired.  Cash equivalents are considered as held for trading and recorded at fair value with changes in fair value recognized in the consolidated statements of operations.

Short-term investments

(d)         Short-term investments:

Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized.  A decline in value that is considered other than temporary is recognized in net loss for the period.

Accounts and loans receivable

(e)          Accounts and loans receivable:

Accounts receivable and loans receivable are measured at amortized cost.  An allowance for doubtful accounts is recorded based on a review of specific accounts deemed uncollectible.  Account balances are charged against the allowance in the period in which it is considered probable that the receivable will not be recovered.

Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized.  A decline in value that is considered other than temporary is recognized in net loss for the period.

Inventories

(f)           Inventories:

The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and assembled parts. Inventories are recorded at the lower of cost and net realizable value.  Cost is determined based on the lower of weighted average cost and net realizable value.  The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead including depreciation.  An inventory obsolescence provision is provided to the extent cost of inventory exceeds net realizable value.  In establishing the amount of the inventory obsolescence provision, management estimates the likelihood that inventory carrying values will be affected by changes in market demand and technology, which would make inventory on hand obsolete.

Property, plant and equipment

(g)          Property, plant and equipment:

Property, plant and equipment are stated at cost.  Depreciation is provided as follows:

Assets	Basis	Rate

Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 – 10 years
Leasehold improvements	Straight-line	Lease term

Long-term investments

(h)         Long-term investments:

The Company accounts for investments in which it has significant influence, including VIEs for which the Company is not the primary beneficiary, using the equity basis of accounting. Under the equity method, the Company recognizes its share of income from equity accounted for investees in the statement of operations with a corresponding increase in long-term investments. Any dividends paid or payable are credited against long-term investments.

Financial liabilities

(i)             Financial liabilities:

Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost.  Transaction costs relating to long-term debt are deferred in other assets on initial recognition and are amortized using the effective interest rate method.

Research and development costs	(j) Research and development costs: Research and development costs are expensed as incurred and are recorded net of government funding received or receivable.
Government assistance

(k)         Government assistance:

The Company periodically applies for financial assistance under available government incentive programs, which is recorded in the period it is received or receivable.  Government assistance relating to the purchase of property, plant and equipment is reflected as a reduction of the cost of such assets.  Government assistance related to research and development activities is recorded as a reduction of the related expenditures.

Intangible assets

(l)             Intangible assets:

Intangible assets consist primarily of the cost of intellectual property, trademarks, technology, customer contracts and non-compete agreements.  Intangible assets are amortized over their estimated useful lives, which range from 5 to 20 years.

Impairment of long-lived assets

(m)     Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment, including property, plant and equipment and intellectual property, to be held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount.  An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value.  When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

Goodwill impairment

(n)         Goodwill impairment:

Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired. This impairment test is performed annually at November 30.

A two-step test is used to identify a potential impairment and to measure the amount of impairment, if any.  The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill.  If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired; otherwise, goodwill is impaired and the loss is measured by performing step two.  Under step two, the impairment loss is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of goodwill.

Fair value is determined using widely accepted valuation techniques, including discounted cash flows and market multiple analyses. These types of analyses contain uncertainties because they require management to make assumptions and to apply judgment to estimate industry economic factors and the profitability of future business strategies. It is the Company’s policy to conduct impairment testing based on its current business strategy in light of present industry and economic conditions, as well as its future expectations.

Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the assets acquired and liabilities assumed. Future adverse changes in market conditions or poor operating results of underlying assets could result in losses or an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.

Warranty liability

(o)         Warranty liability:

Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue.  The Company provides warranty coverage on products sold for a period of two years from the date the products are put into service by customers.  Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period.  Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period.  The Company uses historical failure rates and cost to repair defective products together with known information to estimate the warranty liability.  New product launches require a greater use of judgment in developing estimates until claims experience becomes available.  Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch.  The Company records warranty expense for new products upon shipment using a factor based upon historical experience from previous engine generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter.  The amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products.  Since a number of the Company’s products are new in the market, historical data may not necessarily reflect actual costs to be incurred and may result in significant fluctuations in the warranty liability.

Extended warranty

(p)         Extended warranty:

The Company sells extended warranty contracts that provide coverage in addition to the basic two-year coverage.  Proceeds from the sale of these contracts are deferred and amortized over the extended warranty period commencing at the end of the basic warranty period.  On a periodic basis, management reviews the estimated warranty costs expected to be incurred related to these contracts and recognizes a loss to the extent such costs exceed the related deferred revenue.

Revenue recognition

(q)         Revenue recognition:

Product and parts revenue is recognized when the products are shipped and title passes to the customer. Revenue also includes fees earned from performing research and development activities for third parties, as well as technology license fees from third parties. Revenue from research and development activities is recognized as the services are performed. Revenue from technology license fees is recognized over the duration of the licensing agreement. Amounts received in advance of the revenue recognition criteria being met are recorded as deferred revenue.

The Company also earns service revenue from certain research and development arrangements under which the Company provides contract services relating to developing natural gas engines or biogas engines for use in customer products.  Service revenue is recognized using the milestone method upon completion of project milestones as defined and agreed to by the Company and its customers.  The Company recognizes consideration earned from the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved.  The payment associated with each milestone relates solely to past performance and is deemed reasonable upon consideration of deliverables and the payment terms within the contract.

When an arrangement includes multiple deliverables, the Company allocates the consideration to each separate deliverable (unit of accounting) based on relative selling prices.  A separate unit of accounting is identified if the delivered item(s) have standalone value and the delivery or performance of undelivered items is considered probable and within the control of the Company.  Revenue for each unit of account is recognized in accordance with the above revenue recognition principles.

Income taxes

(r)            Income taxes:

The Company uses the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are determined based on temporary differences between the accounting and tax basis of the assets and liabilities and for loss carry forwards and are measured using the tax rates expected to apply when these tax assets and liabilities are recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes income tax laws that have been enacted at the balance sheet date.  A valuation allowance is provided to reduce the deferred income tax assets if, based upon available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized.

Tax credits, including investment tax credits and research and development credits, are recognized in income tax expense in the same year in which the related expenditures are charged to earnings or loss, provided there is reasonable assurance the benefits will be realized.